INVENTORY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Amount of inventory recognized as an expense	$ 11,137	$ 8,725	$ 30,579	$ 28,485